Consolidated statements of changes in shareholders equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corresponding to the effect of the translation	$ 1,431	$ 1,237	$ 1,175
Corresponding to recognition of result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency	$ 937	$ 673	$ 513